8. Production Loan Facility (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Restricted cash	$ 568,673	$ 1,000,000	$ 237
Llama Productions [Member]
Credit line initiation date	Aug. 08, 2016
Credit line maximum	$ 4,843,416
Credit line term	40 months
Credit line expiration date	Dec. 31, 2019
Credit line interest rate	Either Prime plus 1% or one, three, or six month LIBOR plus 3.25%
Restricted cash	$ 568,673
Gross borrowings under the facility	4,436,528	1,505,307
Payment of financing costs	113,885	173,303
Net borrowings under the facility	$ 4,322,643	$ 1,332,004